Changes in Accumulated Other Comprehensive Income (Loss) - Components of Changes in Accumulated Other Comprehensive Income (Loss), Net of Tax (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax, Beginning balance	$ (20)		$ (9)	$ 6
Other comprehensive income (loss) before reclassifications			(11)
Amounts reclassified from accumulated other comprehensive income	1		1
Net current period other comprehensive income (loss)	1	11	(10)	(15)	(33)	1
Accumulated Other Comprehensive Income (Loss), Net of Tax, Ending balance	(19)		(19)	(9)	6
Pension adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax, Beginning balance	(2)		(2)
Other comprehensive income (loss) before reclassifications
Amounts reclassified from accumulated other comprehensive income
Net current period other comprehensive income (loss)
Accumulated Other Comprehensive Income (Loss), Net of Tax, Ending balance	(2)		(2)
Foreign currency translation adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax, Beginning balance	(24)		(7)
Other comprehensive income (loss) before reclassifications	2		(15)
Amounts reclassified from accumulated other comprehensive income
Net current period other comprehensive income (loss)	2		(15)
Accumulated Other Comprehensive Income (Loss), Net of Tax, Ending balance	(22)		(22)
Interest rate swap [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax, Beginning balance	6
Other comprehensive income (loss) before reclassifications	(2)		4
Amounts reclassified from accumulated other comprehensive income	1		1
Net current period other comprehensive income (loss)	(1)		5
Accumulated Other Comprehensive Income (Loss), Net of Tax, Ending balance	$ 5		$ 5